ETE Unit-Based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, New Issues	2,100,000	0	0
ETE Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	8,271,767
Unvested awards	43,740
Units Vested In Period	28,648	26,244
Fair Value Of Units As Of The Vesting Date	$ 0.2	$ 0.8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1.0
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 18 days
Employee [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	0
Director [Member] | ETE Long-Term Incentive Plan [Member]
Awards granted	23,821
March 2015 [Member]
Vesting Schedule, Percent of Class D Units Vesting	30.00%
March 2018 [Member]
Vesting Schedule, Percent of Class D Units Vesting	35.00%
March 2020 [Member]
Vesting Schedule, Percent of Class D Units Vesting	35.00%